14. Stock-Based Compensation (Details-Option activity) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Options
Outstanding at beginning of period	1,393,000
Outstanding at end of period		1,393,000
Weighted Average Exercise Price
Granted		$ 6.78	$ 4.87
Stock Options [Member]
Options
Outstanding at beginning of period	1,393,000	899,000
Granted	24,000	554,000
Exercised	(5,000)	(1,000)
Forfeited	(1,000)	(51,000)
Expired	1,411,000	(8,000)
Outstanding at end of period	957,000	1,393,000	899,000
Exercisable at end of period		796,000
Weighted Average Exercise Price
Outstanding at beginning of period	$ 12.7	$ 17.87
Granted	3.94	6.78
Exercised	6.90	5.27
Forfeited	7.02	6.78
Expired	12.58	222.37
Outstanding at end of period	$ 15.55	12.7	$ 17.87
Exercisable at end of period		$ 17.32
Weighted Average Contractual Term
Outstanding at end of period	7 years 2 months 19 days	7 years 5 months 12 days
Exercisable at end of period	6 years 6 months 7 days	6 years 4 months 6 days
Aggregate Intrinsic Value
Outstanding at end of period		$ 0
Exercisable at end of period		$ 0